Events After the Reporting Period - Narrative (Details) € in Millions, £ in Millions, $ in Millions						12 Months Ended
	Feb. 11, 2020 EUR (€)	Feb. 06, 2020 EUR (€)	Feb. 06, 2020 GBP (£)	Feb. 05, 2020 EUR (€)	Jan. 20, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Feb. 03, 2020 EUR (€)	Jan. 14, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Entity Information [Line Items]
Notes and debentures issued							€ 181					€ 75
Proceeds from share capital increase						€ 0	0	€ 2
Borrowings												41,995
Telefónica Germany GmbH & Co. OHG | Entering into significant commitments
Entity Information [Line Items]
Notes and debentures issued										€ 150
Telefónica Emisiones, S.A.U. | Redemption of notes | TELEF. EMISIONES OCTOBER 2012
Entity Information [Line Items]
Payments to redeem notes					€ 1,200
Telefónica Emisiones, S.A.U. | Entering into significant commitments | EMTN Notes due February 3, 2020
Entity Information [Line Items]
Notes and debentures issued									€ 1,000
Interest rate (as a percent)									0.664%
Proportion of par value at issuance of debt instrument (as a percent)									100.00%
Telefónica Europe
Entity Information [Line Items]
Proceeds from share capital increase	€ 112	€ 232	£ 128	€ 500
Gross cost | Exercisable From Issuer In 2020, Issued 03/25/14
Entity Information [Line Items]
Borrowings							592					244
Gross cost | Exercisable from issuer in 2027
Entity Information [Line Items]
Borrowings							€ 0				$ 500	€ 500